Share-Based Payments - Additional Information (Detail) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) shares yr $ / shares	Jun. 30, 2025 USD ($) shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation | $	$ (3,174)	$ 20,000
Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable after applying exchange ratio	31,905	148,009
Weighted average remaining contractual life of outstanding share options	1 year 9 months 21 days	3 years 9 months 25 days
Share based compensation by share based award options granted during the period	0	64,768
Weighted average fair value per share of share options granted | $ / shares		$ 5.0519
Outstanding options	37,253	256,488	92,072	194,594
Share based compensation by share based award number of options excercised during the period	11,991	0
Two Thousand and Sixteen Plan [Member] | Share Appreciation Rights,Restricted Share Unit Awards And Other Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of instrument granted in a share based payment arrangement	0	0
Two Thousand and Sixteen Plan [Member] | Restricted Share Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining vesting term	3 months 3 days
Share based compensation by share based vesting period	1 year
Two Thousand and Sixteen Plan [Member] | Restricted Share and Restricted Share Unit Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average grant date fair value | $ / shares	$ 6.2	$ 19
Allocated share based compensation | $	$ 100	$ 1,037
Two Thousand and Sixteen Plan [Member] | Share Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award term of stock options | yr	10
Two Thousand and Sixteen Plan [Member] | Time Based Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting period minimum	24 months
Share based compensation by share based award vesting period Maximum	48 months
Share based compensation by share based award initial vesting percentage one	25.00%
Share based compensation by share based award initial vesting percentage two	50.00%
Share based compensation by share based award remaining vesting period minimum	12 months
Share based compensation by share based award remaning vesting period maximum	36 months
Two Thousand and Twenty Three Incentive Award Plan [Member] | Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under incentive plan	8,679,583